Description of Business, Basis of Presentation and Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Description of Business
Description of Business
Lions Gate Entertainment Corp. (“Lionsgate,” or “Parent”) encompasses world-class motion picture and television studio operations (collectively referred to as the “Studio Business”) and the STARZ-branded premium global subscription platforms (the “Starz Business”) to bring a unique and varied portfolio of entertainment to consumers around the world. Lionsgate has historically had three reportable business segments: (1) Motion Picture, (2) Television Production and (3) Media Networks. The Studio Business is substantially reflected in the Lionsgate Motion Picture and Television Production segments. These financial statements reflect the combination of the assets, liabilities, operations and cash flows reflecting the Studio Business which is referred to in these combined financial statements as the “Studio Business” or the “Company”.
These combined financial statements of the Studio Business have been prepared on a carve-out
basis and are derived from Lionsgate’s consolidated financial statements and accounting records. These combined financial statements reflect the Studio Business’s combined historical financial position, results of operations and cash flows as they were historically managed in accordance with United States (“U.S.”) generally accepted accounting principles (“GAAP”). The combined financial statements may not be indicative of the Studio Business’s future performance and do not necessarily reflect what the financial position, results of operations and cash flows would have been had the Studio Business operated as an independent, publicly traded company during the periods presented.
The Studio Business consists of the Motion Picture and Television Production reportable segments, together with substantially all of Lionsgate’s corporate general and administrative costs. Motion Picture consists of the development and production of feature films, acquisition of North American and worldwide distribution rights, North American theatrical, home entertainment and television distribution of feature films produced and acquired, and worldwide licensing of distribution rights to feature films produced and acquired. Television Production consists of the development, production and worldwide distribution of television productions including television series, television movies and mini-series, and non-fiction
programming. Television Production includes the domestic and international licensing of Starz original productions to the Starz Business, and the ancillary market distribution of Starz original productions and licensed product. Additionally, the Television Production segment includes the results of operations of 3 Arts Entertainment, a talent management company.

Basis of Presentation
Basis of Presentation
Upon the effective date of the Separation, the Company’s financial statements are presented on a consolidated basis, as Lionsgate completed the contribution of the Studio Business on such date. The unaudited financial statements for all periods presented, including the historical results of the Company prior to the Separation, are now referred to as the “condensed consolidated financial statements”.
For periods prior to the Separation, the Company operated as a segment of Lionsgate and not as a separate entity. The Company’s financial statements prior to the Separation were prepared on a carve-out
basis and were derived from Lionsgate’s consolidated financial statements and accounting records and reflect Studio Business’s combined historical financial position, results of operations and cash flows as they were historically managed in accordance with U.S. GAAP. Prior to the Separation, a management approach was applied to determine the carve-out
basis of presentation. In using the management approach, considerations over how the business operates were utilized to identify historical operations that should be presented within the carve-out
financial statements.
For periods subsequent to the Separation, the accompanying unaudited condensed consolidated financial statements include the accounts of Lionsgate Studios and all of its majority-owned and controlled subsidiaries.
The unaudited condensed consolidated financial statements have been prepared in accordance with U.S.GAAP for interim financial information and the instructions to quarterly report on Form
10-Q
under the Securities Exchange Act of 1934, as amended, and Article 10 of Regulation
S-X.
Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of the Company’s management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation have been reflected in these unaudited condensed consolidated financial statements. Operating results for the three and six months ended September 30, 2024 are not necessarily indicative of the results that may be expected for the fiscal year ending March 31, 2025. The balance sheet at March 31, 2024 has been derived from the audited combined financial statements at that date, but does not include all the information and footnotes required by U.S. GAAP for complete financial statements. The accompanying unaudited condensed consolidated financial statements should be read together with the Studio Business’ audited combined financial statements and related notes for the fiscal year ended March 31, 2024 as contained in Exhibit 99.1 of Amendment No. 2 to the Current Report on Form
8-K
filed on October 15, 2024 with the U.S. Securities and Exchange Commission (“SEC”).
Certain amounts presented in prior periods have been reclassified to conform to the current period presentation.

All revenues and costs as well as assets and liabilities directly associated with the business activity of the Studio Business were included in the accompanying unaudited condensed consolidated financial statements. Revenues and costs associated with the Studio Business were specifically identifiable in the accounting records maintained by Lionsgate and primarily represent the revenue and costs used for the determination of segment profit of the Motion Picture and Television Production segments of Lionsgate. In addition, prior to the separation, the Studio Business costs included an allocation of corporate general and administrative expense (inclusive of share-based compensation) which was allocated to the Studio Business as further discussed below. Other costs excluded from the Motion Picture and Television Production segment profit but relating to the Studio Business were generally specifically identifiable as costs of the Studio Business in the accounting records of Lionsgate and were included in the accompanying unaudited condensed consolidated financial statements in periods prior to the Separation.
In connection with the Business Combination, on May 9, 2024, Lionsgate and StudioCo entered into a shared services and overhead sharing agreement (the “Shared Services Agreement”) which took effect upon the closing of the Business Combination. The Shared Services Agreement facilitates the allocation to the Company of all corporate general and administrative expenses of Lionsgate, except for an amount of $10.0 million to be allocated annually to the Starz Business of Lionsgate. The $10.0 million allocation of Lionsgate’s corporate general and administrative expenses to the Starz Business pursuant to the Shared Services Agreement is designed to reflect the portion of corporate expenses expended and reflective of the level of effort and costs incurred related to management oversight and services provided for the Starz Business post Separation with consideration of the anticipated separation of the Starz Business.
The corporate general and administrative expenses that are allocated to the Company pursuant to the Shared Services Agreement include salaries and wages for certain executives and other corporate officers related to executive oversight, investor relations costs, costs for the maintenance of corporate facilities, and other common administrative support functions, including corporate accounting, finance and financial reporting, audit and tax costs, corporate and other legal support functions, and certain information technology and human resources. In addition, the Separation Agreement and the Shared Services Agreement provide that officers, employees and directors of the Company will continue to receive awards of equity and equity-based compensation pursuant to the existing plans of Lionsgate. Such awards will be treated as a capital contribution by Lionsgate to the Company, with the associated stock based compensation expense for such awards allocated to the Company, see Note 13.
For periods prior to the Separation, the unaudited condensed combined financial statements of the Studio Business included allocations of corporate general and administrative expenses (inclusive of share-based compensation) from Lionsgate related to the corporate and shared service functions historically provided by Lionsgate. These expenses were allocated to the Company on the basis of direct usage when identifiable, with the remainder allocated on a pro rata basis of consolidated Lionsgate revenue, payroll expense or other measures considered to be a reasonable reflection of the historical utilization levels of these services.
Management believes the assumptions underlying these unaudited condensed consolidated financial statements, including the assumptions regarding the allocation of general and administrative expenses from Lionsgate to the Studio Business prior to the Separation, are reasonable. See Note 20 for further detail of the allocations included in the unaudited condensed consolidated financial statements.
In connection with the Business Combination, the Company entered into certain intercompany note arrangements, which mirrored the terms and amounts outstanding under Lionsgate’s credit facilities as previously reflected in the historical financial statements of the Studio Business prior to the Separation, see Note 7.
Basis of Presentation
The Studio Business has historically operated as part of Lionsgate and not as a standalone company. The Studio Business’s combined financial statements, representing the historical assets, liabilities, operations and cash flows of the combination of the operations making up the worldwide Studio Business, have been derived from the separate historical accounting records maintained by Lionsgate, and are presented on a carve-out
basis. These combined financial statements reflect the combined historical results of operations, financial position, comprehensive income (loss) and cash flows of the Studio Business for the periods presented as historically managed within Lionsgate through the use of a management approach in identifying the Studio Business’s operations. In using the management approach, considerations over how the business operates were utilized to identify historical operations that should be presented within the carve-out
financial statements. This approach was taken due to the organizational structure of certain legal entities comprising the Studio Business.

All revenues and costs as well as assets and liabilities directly associated with the business activity of the Studio Business are included in the accompanying combined financial statements. Revenues and costs associated with the Studio Business are specifically identifiable in the accounting records maintained by Lionsgate and primarily represent the revenue and costs used for the determination of segment profit of the Motion Picture and Television Production segments of Lionsgate. In addition, the Studio Business costs include an allocation of corporate general and administrative expense (inclusive of share-based compensation) which has been allocated to the Studio Business as further discussed below. Other costs excluded from the Motion Picture and Television Production segment profit but relating to the Studio Business are generally specifically identifiable as costs of the Studio Business in the accounting records of Lionsgate and are included in the accompanying combined financial statements.
Lionsgate utilizes a centralized approach to cash management. Cash generated by the Studio Business is managed by Lionsgate’s centralized treasury function and cash is routinely transferred to the Company or to the Starz Business to fund operating activities when needed. Cash and cash equivalents of the Studio Business are reflected in the combined balance sheets. Payables to and receivables from Lionsgate, primarily related to the Starz Business, are often settled through movement to the intercompany accounts between Lionsgate, the Starz Business and the Studio Business. Other than certain specific balances related to unsettled payables or receivables, the intercompany balances between the Studio Business and Lionsgate have been accounted for as parent net investment, which has been recast to accumulated deficit as described under
Recapitalization
below. See Note 20 for further details.
The Studio Business is the primary borrower of certain corporate indebtedness (the revolving credit facility, term loan A and term loan B, together referred to as the “Senior Credit Facilities”) of Lionsgate. The Senior Credit Facilities are generally used as a method of financing Lionsgate’s operations in totality and are not specifically identifiable to the Studio Business or the Starz Business. It is not practical to determine what the capital structure would have been historically for the Studio Business or the Starz Business as standalone companies. A portion of Lionsgate’s corporate debt, Lionsgate’s 5.500% senior notes due April 15, 2029 (the “Senior Notes”) and related interest expense are not reflected in the Studio Business’s combined financial statements. The Studio Business remains a guarantor under the Senior Notes indenture agreement. See Note 7 for further details.
Additional indebtedness directly related to the Studio Business, including production loans, borrowings under the Production Tax Credit Facility, IP Credit Facility, and Backlog Facility (each as defined below) and other obligations, are reflected in the Studio Business combined financial statements. See Note 8 for further details.
Lionsgate’s corporate general and administrative functions and costs have historically provided oversight over both the Starz Business and the Studio Business. These functions and costs include, but are not limited to, salaries and wages for certain executives and other corporate officers related to executive oversight, investor relations costs, costs for the maintenance of corporate facilities, and other common administrative support functions, including corporate accounting, finance and financial reporting, audit and tax costs, corporate and other legal support functions, and certain information technology and human resources expense. Accordingly, the audited financial statements of the Studio Business, include allocations of certain general and administrative expenses (inclusive of share-based compensation) from Lionsgate related to these corporate and shared service functions historically provided by Lionsgate. These expenses have been allocated to the Company on the basis of direct usage when identifiable, with the remainder allocated on a pro rata basis of consolidated Lionsgate revenue, payroll expense or other measures considered to be a reasonable reflection of the historical utilization levels of these services. Accordingly, the Studio Business financial statements may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated entity, and may not be indicative of the expenses that the Company will incur in the future.
The Company also pays certain costs on behalf of the Starz Business such as certain rent expense, employee benefits, insurance and other administrative operating costs which are reflected as expenses of the Starz
Business. The Starz Business also pays certain costs on behalf of the Company such as legal expenses, software development costs and severance which are reflected as expenses of the Studio Business. The settlement of reimbursable expenses between the Studio Business and the Starz Business have been accounted for as parent net investment. See
Recapitalization
below and Note 20 for further detail of parent net investment included in these combined financial statements.
Management believes the assumptions underlying these combined financial statements, including the assumptions regarding the allocation of general and administrative expenses from Lionsgate to the Studio Business, are reasonable. However, the allocations may not include all of the actual expenses that would have been incurred by the Studio Business and may not reflect its combined results of operations, financial position and cash flows had it been a standalone company during the periods presented. It is not practicable to estimate actual costs that would have been incurred had the Studio Business been a standalone company and operated as an unaffiliated entity during the periods presented. Actual costs that might have been incurred had the Studio Business been a standalone company would depend on a number of factors, including the organizational structure, what corporate functions the Studio Business might have performed directly or outsourced, and strategic decisions the Company might have made in areas such as executive management, legal and other professional services, and certain corporate overhead functions. See Note 20 for further detail of the allocations included in these combined financial statements.

Recapitalization
Recapitalization
On May 13, 2024, Lionsgate consummated the transactions contemplated by that certain business combination agreement (the “Business Combination Agreement”), with Screaming Eagle Acquisition Corp., a Cayman Islands exempted company (“SEAC”), SEAC II Corp., a Cayman Islands exempted company and a wholly-owned subsidiary of SEAC (“New SEAC”), LG Sirius Holdings ULC, a British Columbia unlimited liability company and a wholly-owned subsidiary of Lionsgate (“Studio HoldCo”), LG Orion Holdings ULC, a British Columbia unlimited liability company and wholly-owned subsidiary of Lionsgate (“StudioCo”), and other affiliates of SEAC. Pursuant to the terms and conditions of the Business Combination Agreement, the Studio Business was combined with SEAC through a series of transactions, including an amalgamation of StudioCo and New SEAC under a Canadian plan of arrangement (the “Business Combination”). In connection with the closing of the Business Combination, New SEAC changed its name to “Lionsgate Studios Corp.” and continues the existing business operations of the Studio Business of Lionsgate. The Company became a separate publicly traded company and its common shares, without par value (“LG Studios Common Shares”), commenced trading on Nasdaq under the symbol “LION” on May 14, 2024.
In connection with and prior to the Business Combination, Lionsgate and StudioCo entered into a separation agreement pursuant to which the assets and liabilities of the Studio Business were transferred to StudioCo such that StudioCo held, directly or indirectly, all of the assets and liabilities of the Studio Business (the “Separation”).
The Business Combination was accounted for as a reverse recapitalization in accordance with U.S GAAP. Under this method of accounting, SEAC is treated as the acquired company and the Studio Business is treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, following the Business Combination, the financial statements of Lionsgate Studios will represent a continuation of the financial statements of the Studio Business, with the Business Combination treated as the equivalent of the Studio Business issuing LG Studios Common Shares for the historical net assets of SEAC, substantially consisting of cash held in the trust account, accompanied by a recapitalization of the Studio Business equity. The historical net assets were stated at fair value, which approximated historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of the Studio Business.
To conform to the retroactive application of the reverse recapitalization, in all periods prior to the Business Combination, parent net investment transactions have been recast to accumulated deficit in the combined balance sheets and the combined statements of equity.

The shares and net income (loss) per common share, in all periods prior to the Business Combination, are based on the 253.4 million shares issued to Lionsgate at the closing of the Business Combination. See
Net Income (Loss) Per Share
below for further information.

Restatement of Statement of Cash Flows for the year ended March 31, 2022
Restatement of Statement of Cash Flows for the year ended March 31, 2022
The Company is restating its combined statement of cash flows for the fiscal year ended March 31, 2022 to correct a mathematical error in the previously issued financial statements. The following presents a reconciliation of the impacted financial statement line items as previously reported to the restated amounts for the year ended March 31, 2022 in order to correct the error:

	As Previously Reported	Restatement Adjustment	As Restated
	(Amounts in millions)
Net Cash Flows Provided by Financing Activities	$644.2	$(118.7)	$525.5
Net Change In Cash, Cash Equivalents and Restricted Cash	$28.5	$(118.7)	$(90.2)
Cash, Cash Equivalents and Restricted Cash - End Of Period	$389.0	$(118.7)	$270.3
There was no impact as a result of correcting this previous mathematical error on the combined balance sheets as of March 31, 2024 and 2023, the combined statements of operations for the three years in the period ended March 31, 2024, or on the combined statements of cash flow for the years ended March 31, 2024 and 2023.

Generally Accepted Accounting Principles		Generally Accepted Accounting Principles These combined financial statements have been prepared in accordance with U.S. GAAP.
Principles of Consolidation
Principles of Consolidation
The accompanying combined financial statements of the Company have been derived from the consolidated financial statements and accounting records of Lionsgate and reflect certain allocations from Lionsgate as further discussed above.
All significant intercompany balances and transactions within the Company have been eliminated in these combined financial statements.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. The most significant estimates made by management in the preparation of the financial statements relate to ultimate revenue and costs used for the amortization of investment in films and television programs; estimates related to the revenue recognition of sales or usage-based royalties; fair value of equity-based compensation; the allocations of costs to the Company for certain corporate and shared service functions in preparing the unaudited condensed consolidated financial statements for periods prior to the Separation on a carve-out
basis; fair value of assets and liabilities for allocation of the purchase price of companies and assets acquired; income taxes including the assessment of valuation allowances for deferred tax assets; accruals for contingent liabilities; impairment assessments for investment in films and television programs, property and equipment, equity investments and goodwill. Actual results could differ from such estimates.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. The most significant estimates made by management in the preparation of the financial statements relate to ultimate revenue and costs used for the amortization of investment in films and television programs; estimates related to the revenue recognition of sales or usage-based royalties; fair value of equity-based compensation; the allocations of costs to the Company for certain corporate and shared service functions in preparing the combined financial statements on a carve-out
basis; fair value of assets and liabilities for allocation of the purchase price of companies acquired; income taxes including the assessment of valuation allowances for deferred tax assets; accruals for contingent liabilities; impairment assessments for investment in films and television programs, property and equipment, equity investments and goodwill. Actual results could differ from such estimates.

Reclassifications		Reclassifications Certain amounts presented in prior years have been reclassified to conform to the current year’s presentation.
Significant Accounting Policies		Significant Accounting Policies
Revenue Recognition
Revenue Recognition
The Company’s Motion Picture and Television Production segments generate revenue principally from the licensing of content in domestic theatrical exhibition, home entertainment (e.g., digital media and packaged media), television, and international market places.
Revenue is recognized upon transfer of control of promised services or goods to customers in an amount that reflects the consideration the Company expects to receive in exchange for those services or goods. Revenues do not include taxes collected from customers on behalf of taxing authorities such as sales tax and value-added tax.
Revenue also includes licensing of motion pictures and television programming (including Starz original productions) to the Starz Business. See Note 20 for further details.

Licensing Arrangements
Licensing Arrangements.
The Company’s content licensing arrangements include fixed fee and minimum guarantee arrangements, and sales or usage based royalties.
Fixed Fee or Minimum Guarantees:
The Company’s fixed fee or minimum guarantee licensing arrangements may, in some cases, include multiple titles, multiple license periods (windows) with a substantive period in between the windows, rights to exploitation in different media, or rights to exploitation in multiple territories, which may be considered distinct performance obligations. When these performance obligations are considered distinct, the fixed fee or minimum guarantee in the arrangement is allocated to the title, window, media right or territory as applicable, based on estimates of relative standalone selling prices. The amounts related to each performance obligation (i.e., title, window, media or territory) are recognized when the content has been delivered, and the window for the exploitation right in that territory has begun, which is the point in time at which the customer is able to begin to use and benefit from the content.
Sales or Usage Based Royalties:
Sales or usage based royalties represent amounts due to the Company based on the “sale” or “usage” of the Company’s content by the customer, and revenues are recognized at the later of when the subsequent sale or usage occurs, or the performance obligation to which some or all the sales or usage-based royalty has been allocated and has been satisfied (or partially satisfied). Generally, when the Company licenses completed content with standalone functionality (such as a movie, or television show), its performance obligation will be satisfied prior to the sale or usage. When the Company licenses intellectual property that does not have stand-alone functionality (e.g., brands, themes, logos, etc.), its performance obligation is generally satisfied in the same period as the sale or usage. The actual amounts due to the Company under these arrangements are generally not reported to the Company until after the close of the reporting period. The Company records revenue under these arrangements for the amounts due and not yet reported to the Company based on estimates of the sales or usage of these customers and pursuant to the terms of the contracts. Such estimates are based on information from the Company’s customers, historical experience with similar titles in that market or territory, the performance of the title in other markets, and/or data available in the industry.
Revenues by Market or Product Line.
The following describes the revenues generated by market or product line. Theatrical revenues are included in the Motion Picture segment; home entertainment, television, international and other revenues are applicable to both the Motion Picture and Television Production segments.

•
Theatrical.
Theatrical revenues are derived from the domestic theatrical release of motion pictures licensed to theatrical exhibitors on a picture-by-picture
basis (distributed by the Company directly in

the United States and through a
sub-distributor
in Canada). Revenue from the theatrical release of feature films are treated as sales or usage-based royalties, are recognized as revenue starting at the exhibition date and are based on the Company’s participation in box office receipts of the theatrical exhibitor.

•	Home Entertainment. Home entertainment consists of Digital Media and Packaged Media.

•
Digital Media.
Digital media includes digital transaction revenue sharing arrangements
(pay-per-view
and
video-on-demand
platforms, electronic sell through (“EST”), and digital rental) and licenses of content to digital platforms for a fixed fee.

Digital Transaction Revenue Sharing Arrangements:
Primarily represents revenue sharing arrangements with certain digital media platforms which generally provide that, in exchange for a nominal or no upfront sales price, the Company shares in the rental or sales revenues generated by the platform on a title-by-title
basis. These digital media platforms generate revenue from rental and EST arrangements, such as download-to-own,
download-to-rent,
and
video-on-demand.
These revenue sharing arrangements are recognized as sales or usage-based royalties based on the performance of these platforms and pursuant to the terms of the contract, as discussed above.
Licenses of Content to Digital Platforms:
Primarily represents the licensing of content to
subscription-video-on-demand
(“SVOD”) or other digital platforms for a fixed fee. As discussed above, revenues are recognized when the content has been delivered and the window for the exploitation right in that territory has begun.

•
Packaged Media.
Packaged media revenues represent the sale of motion pictures and television shows (produced or acquired) on physical discs (DVD’s,
Blu-ray,
4K Ultra HD, referred to as “Packaged Media”) in the retail market. Revenues are recognized, net of an allowance for estimated returns and other allowances, on the later of receipt by the customer or “street date” (when it is available for sale by the customer).

•
Television
.
Television revenues are derived from the licensing to domestic markets (linear pay, basic cable, free television markets, syndication) of motion pictures (including theatrical productions and acquired films) and scripted and unscripted television series, television movies, mini-series, and non-fiction
programming. Television revenues include fixed fee arrangements as well as arrangements in which the Company earns advertising revenue from the exploitation of certain content on television networks. Television also includes revenue from licenses to SVOD platforms in which the initial license of a television series is to an SVOD platform or the traditional pay window for a motion picture is licensed to an SVOD platform. Revenues associated with a title, right, or window from television licensing arrangements are recognized when the feature film or television program is delivered (on an episodic basis for television product) and the window for the exploitation right has begun.

•
International.
International revenues are derived from (1) licensing of the Company’s productions, acquired films, catalog product and libraries of acquired titles to international distributors, on a territory-by-territory
basis; (2) the direct distribution of the Company’s productions, acquired films, and the Company’s catalog product and libraries of acquired titles in the U.K.; and (3) licensing to international markets of scripted and unscripted series, television movies, mini-series and non-fiction
programming. License fees and minimum guarantee amounts associated with title, window, media or territory, are recognized when access to the feature film or television program has been granted or delivery has occurred, as required under the contract, and the right to exploit the feature film or television program in that window, media or territory has commenced. Revenues are also generated from sales or usage based royalties received from international distributors based on their distribution performance pursuant to the terms of the contracts after the recoupment of certain costs in some cases, and the initial minimum guarantee, if any, and are recognized when the sale by the Company’s customer generating a royalty due to the Company has occurred.

•
Other.
Other revenues are derived from the licensing of the Company’s film and television and related content (games, music, location-based entertainment royalties, etc.) to other ancillary markets and from commissions and executive producer fees earned related to talent management.

Revenues from the licensing of film and television content and the sales and licensing of music are recognized when the content has been delivered and the license period has begun, as discussed above. Revenues from the licensing of symbolic intellectual property (i.e., licenses of motion pictures or television characters, brands, storylines, themes or logos) is recognized over the corresponding license term. Commissions are recognized as such services are provided.

Deferred Revenue
Deferred Revenue.
Deferred revenue relates primarily to customer cash advances or deposits received prior to when the Company satisfies the corresponding performance obligation.
Deferred revenue also relates to customer payments are made in advance of when the Company fulfills its performance obligation and recognizes revenue. This primarily occurs under television production contracts, in which payments may be received as the production progresses, international motion picture contracts, where a portion of the payments are received prior to the completion of the movie and prior to license rights start dates, and pay television contracts with multiple windows with a portion of the revenues deferred until the subsequent exploitation windows commence. These arrangements do not contain significant financing components because the reason for the payment structure is not for the provision of financing to the Company, but rather to mitigate the Company’s risk of customer non-performance
and incentivize the customer to exploit the Company’s content.
See Note 12 for further information.

Accounts Receivable
Accounts Receivable.
Payment terms vary by location and type of c
u
stomer and the nature of the licensing arrangement. However, other than certain multi-year license arrangements; payments are generally due within 60 days after revenue is recognized. For certain multi-year licensing arrangements, primarily in the television, digital media, and international markets, payments may be due over a longer period. When the Company expects the period between fulfillment of its performance obligation and the receipt of payment to be greater than a year, a significant financing component is present. In these cases, such payments are discounted to present value based on a discount rate reflective of a separate financing transaction between the customer and the Company, at contract inception. The significant financing component is recorded as a reduction to revenue and accounts receivable initially, with such accounts receivable discount amortized to interest income over the period to receipt of payment. The Company does not assess contracts with deferred payments for significant financing components if, at contract inception, the Company expects the period between fulfillment of the performance obligation and subsequent payment to be one year or less.

Cash, Cash Equivalents and Restricted Cash		Cash and Cash Equivalents Cash and cash equivalents consist of cash deposits at financial institutions and investments in money market mutual funds.
Restricted Cash
Restricted Cash
At March 31, 2024, the Company had restricted cash of $57.4 million primarily representing amounts related to required cash reserves for interest payments associated with the Production Tax Credit Facility, IP Credit Facility and Backlog Facility (March 31, 2023- $40.5 million). Restricted cash is included within “other current assets” and “other non-current
assets” on the combined balance sheets (see Note 19).

Investment in Films and Television Programs
Investment in Films and Television Programs
General.
Investment in films and television programs includes the unamortized costs of films and television programs, which are monetized individually (i.e., through domestic theatrical, home entertainment, television, international or other ancillary-market distribution).

Recording
Cost.
Costs of acquiring and producing films and television programs and of acquired libraries are capitalized when incurred. For films and television programs produced by the Company, capitalized costs include all direct production and financing costs, capitalized interest and production overhead. For the years ended March 31, 2024, 2023 and 2022, total capitalized interest was $21.0 million, $28.1 million and $12.8 million, respectively. For acquired films and television programs, capitalized costs consist of minimum guarantee payments to acquire the distribution rights.
Amortization.
Costs of acquiring and producing films and television programs and of acquired libraries that are monetized individually are amortized using the individual-film-forecast method, whereby these costs are amortized and participations and residuals costs are accrued in the proportion that current year’s revenue bears to management’s estimate of ultimate revenue at the beginning of the current year expected to be recognized from the exploitation, exhibition or sale of the films or television programs.
Ultimate Revenue.
Ultimate
revenue includes estimates over a period not to exceed ten years following the date of initial release of the motion picture. For an episodic television series, the period over which ultimate revenues are estimated cannot exceed ten years following the date of delivery of the first episode, or, if still in production, five years from the date of delivery of the most recent episode, if later. For titles included in acquired libraries, ultimate revenue includes estimates over a period not to exceed twenty years following the date of acquisition.
Development.
Films and television programs in development include costs of acquiring film rights to books, stage plays or original screenplays and costs to adapt such projects. Such costs are capitalized and, upon commencement of production, are transferred to production costs. Projects in development are written off at the earlier of the date they are determined not to be recoverable or when abandoned, or three years from the date of the initial investment unless the fair value of the project exceeds its carrying cost.
Impairment Assessment.
An individual film or television program is evaluated for impairment when an event or change in circumstances indicates that the fair value of an individual film is less than its unamortized cost.
The fair value is determined based on a discounted cash flow analysis of the cash flows directly attributable to the title. To the extent the unamortized costs exceed the fair value, an impairment charge is recorded for the excess.
The discounted cash flow analysis includes cash flows estimates of ultimate revenue and costs as well as a discount rate (a Level 3 fair value measurement, see Note 10). The discount rate utilized in the discounted cash flow analysis is based on the weighted average cost of capital of the Company plus a risk premium representing the risk associated with producing a particular film or television program. Estimates of future revenue involve measurement uncertainty and it is therefore possible that reductions in the carrying value of investment in films and television programs may be required as a consequence of changes in management’s future revenue estimates.

Property and Equipment, net
Property and Equipment, net
Property and equipment is carried at cost less accumulated depreciation. Depreciation is provided for on a straight line basis over the following useful lives:

Computer equipment and software	3 - 5 years
Furniture and equipment	3 - 5 years
Leasehold improvements	Lease term or the useful life, whichever is shorter
Land	Not depreciated
The Company periodically reviews and evaluates the recoverability of property and equipment. Where applicable, estimates of net future cash flows, on an undiscounted basis, are calculated based on future revenue estimates. If appropriate and where deemed necessary, a reduction in the carrying amount is recorded based on the difference between the carrying amount and the fair value based on discounted cash flows.

Leases
Leases
The Company determines if an arrangement is a lease at its inception. The expected term of the lease used for computing the lease liability and right-of-use
(“ROU”) asset and determining the classification of the lease as operating or financing may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The Company also elected to not separate lease components from non-lease
components across all lease categories. Instead, each separate lease component and non-lease
component are accounted for as a single lease component.
Operating Leases.
Operating lease ROU assets, representing the Company’s right to use the underlying asset for the lease term, are included in the “Other assets -
non-current”
line item in the Company’s combined balance sheets. Operating lease liabilities, representing the present value of the Company’s obligation to make payments over the lease term, are included in the “Other accrued liabilities” and “Other liabilities -
non-current”
line items in the Company’s combined balance sheets. The Company has entered into various short-term operating leases which have an initial term of 12 months or less. These short-term leases are not recorded on the Company’s combined balance sheets. Lease expense for operating leases is recognized on a straight-line basis over the lease te
rm.
The present value of the lease payments is calculated using a rate implicit in the lease, when readily determinable. However, as most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate to determine the present value of the lease payments for the majority of its leas
es.
Variable lease payments that are based on an index or rate are included in the measurement of ROU assets and lease liabilities at lease inception. All other variable lease payments are expensed as incurred and are not included in the measurement of ROU assets and lease liabilities.
The Company did not have any finance leases during the years ended March 31, 2024 and 2023.

Finite-Lived Intangible Assets
Finite-Lived Intangible Assets
Identifiable intangible assets with finite lives are amortized to depreciation and amortization expense over their estimated useful lives, ranging from 5 to 15 years.
Amortizable intangible assets are tested for impairment whenever events or changes in circumstances (triggering events) indicate that the carrying amount of the asset may not be recoverable. If a triggering event has occurred, an impairment analysis is required. The impairment test first requires a comparison of undiscounted future cash flows expected to be generated over the remaining useful life of an asset to the carrying value of the asset. The impairment test is performed at the lowest level of cash flows associated with the asset. If the carrying value of the asset exceeds the undiscounted future cash flows, the asset would not be deemed to be recoverable. Impairment would then be measured as the excess of the asset’s carrying value over its fair value, which would generally be estimated based on a discounted cash flow (“DCF”) model.
The Company monitors its finite-lived intangible assets and changes in the underlying circumstances each reporting period for indicators of possible impairments or a change in the useful life or method of amortization of its finite-lived intangible assets. No such triggering events were identified during the years ended March 31, 2024 and 2023.

Goodwill
Goodwill
At
March 31, 2024, the carrying value of goodwill was $811.2 million. Goodwill is allocated to the Company’s reporting units, which are its operating segments or one level below its operating segments (component level). Reporting units are determined by the discrete financial information available for the component and whether that information is regularly reviewed by segment management. Components are aggregated into a single reporting unit if they share similar economic characteristics. The Company’s reporting units for purposes of goodwill impairment testing during the years ended March 31, 2024, 2023 and 2022 were Motion Picture, and the Television and Talent Management businesses, both of which are part of the Television Production segment.
Goodwill is not amortized, but is reviewed for impairment each fiscal year or between the annual tests if an event occurs or circumstances change that indicates it is more-likely-than-not
that the fair value of a reporting unit is less than its carrying value. The Company performs its annual impairment test as of January 1 in each fiscal year. A goodwill impairment loss would be recognized for the amount that the carrying amount of a reporting unit, including goodwill, exceeds its fair value. An entity may perform a qualitative assessment of the likelihood of the existence of a goodwill impairment. The qualitative assessment is an evaluation, based on all identified events and circumstances which impact the fair value of the reporting unit, of whether or not it is more likely than not that the fair value is less than the carrying value of the reporting unit. If the Company believes that as a result of its qualitative assessment it is more likely than not that the fair value of a reporting unit is greater than its carrying amount, a quantitative impairment test is not required but may be performed at the option of the Company.
A quantitative assessment requires determining the fair value of the Company’s reporting units. The determination of the fair value of each reporting unit utilizes DCF analyses and market-based valuation methodologies, which represent Level 3 fair value measurements. Fair value determinations require considerable judgment and requires assumptions and estimates of many factors, including revenue and market growth, operating margins and cash flows, market multiples and discount rates, and are sensitive to changes in these underlying assumptions and factors.
Goodwill Impairment Assessments:
Fiscal 2024.
For the Company’s annual goodwill impairment test for fiscal 2024, the Company performed qualitative goodwill impairment assessments for all reporting units (Motion Picture, and our Television and Talent Management businesses, both of which are part of our Television Production segment). Our qualitative assessment considered the recent performance of these reporting units, and updated forecasts of performance and cash flows, as well as the current micro and macroeconomic environments in relation to the current and expected performance of these reporting units, and industry considerations, and determined that since the date of the most recent quantitative assessment performed over these reporting units, there were no events or circumstances that rise to a level that would more-likely-than-not
reduce the fair value of those reporting units below their carrying values; therefore, a quantitative goodwill impairment analysis was not required for these reporting units. See Note 6 for further information.
Fiscal 2023.
In the second quarter of fiscal 2023, the Company updated its quantitative impairment assessment for all of its reporting units using a combination of DCF analyses and market-based valuation methodologies to estimate the fair value of the Company’s reporting units and determined that the fair value of its reporting units exceeded the carrying values for all of its reporting units.
For the Company’s annual goodwill impairment test for fiscal 2023, the Company performed a qualitative goodwill impairment assessment for all of its reporting units. The Company’s qualitative assessment considered the increase in the market price of the Company’s common shares from September 30, 2022, the recent performance of the Company’s reporting units, and updated forecasts of performance and cash flows, as well as the continuing micro and macroeconomic environment, and industry considerations, and determined that since the quantitative assessment performed in the quarter ended September 30, 2022, there were no events or circumstances that rise to a level that would more likely than not reduce the fair value of those reporting units below their carrying values; therefore, a quantitative goodwill impairment analysis was not required.
Management will continue to monitor all of its reporting units for changes in the business environment that could impact the recoverability of goodwill in future periods. The recoverability of goodwill is dependent upon the continued growth of revenue and cash flows from the Company’s business activities. Examples of events or circumstances that could result in changes to the underlying key assumptions and judgments used in the Company’s goodwill impairment tests, and ultimately impact the estimated fair value of the Company’s reporting units may include the global economy; consumer consumption levels of the Company’s content; adverse macroeconomic conditions related to higher inflation and interest rates and currency rate fluctuations, and the impact on the global economy from wars, terrorism and multiple international conflicts, and future bank failures; volatility in the equity and debt markets which could result in higher weighted-average cost of capital; capital market transactions; the duration and potential impact of strikes of unions, on our ability to produce, acquire and distribute our content; the commercial success of the Company’s television programming and motion pictures; the Company’s continual contractual relationships with its customers; and changes in consumer behavior. While historical performance and current expectations have resulted in fair values of the Company’s reporting units in excess of carrying values, if the Company’s assumptions are not realized, it is possible that an impairment charge may need to be recorded in the future.

Prints, Advertising and Marketing Expenses
Prints, Advertising and Marketing Expenses
The costs of prints, advertising and marketing expenses are expensed as incurred.
Advertising expenses for the year ended March 31, 2024 were $347.8 million (2023 — $203.4 million, 2022—$201.6 million) which were recorded as distribution and marketing expenses in the accompanying combined statements of operations.

Income Taxes
Income Taxes
The Company’s results have historically been included in the consolidated U.S. federal income tax return and U.S. state income tax filings of Lionsgate. The Company has computed its provision for income taxes on a separate return basis in these combined financial statements. The separate return method applies the accounting guidance for income taxes to the stand-alone financial statements as if the Company was a separate taxpayer and a stand-alone enterprise for the periods presented. The calculation of income taxes for the Company on a separate return basis requires judgment and use of both estimates and allocations. However, as discussed above in Note 1, the combined historical results of the Studio Business are presented on a managed basis rather than a legal entity basis, with certain deductions and other items that are included in the consolidated financial statements of Lionsgate, but not included in the combined financial statements of the Studio Business.
Income taxes are accounted for using an asset and liability approach for financial accounting and reporting for income taxes and recognition and measurement of deferred assets are based upon the likelihood of realization of tax benefits in future years. Under this method, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Valuation allowances are established when management determines that it is more likely than not that some portion or all of the net deferred tax asset, on a jurisdiction-by-jurisdiction
basis, will not be realized. The financial effect of changes in tax laws or rates is accounted for in the period of enactment.
From time to time, the Company engages in transactions in which the tax consequences may be subject to uncertainty and judgment is required in assessing and estimating the tax consequences of these transactions. In determining the Company’s tax provision for financial reporting purposes, the Company establishes a reserve for uncertain tax positions unless such positions are determined to be more likely than not of being sustained upon examination, based on their technical merits. The Company’s policy is to recognize interest and/or penalties related to income tax matters in income tax expense.

Government Assistance
Government Assistance
The Company has access to government programs that are designed to promote film and television production and distribution in certain foreign countries. The Company also has access to similar programs in certain states within the U.S. that are designed to promote film and television production in those states.
Tax credits earned with respect to expenditures on qualifying film and television productions are recorded as a reduction to investment in films and television programs when the qualifying expenditures have been incurred provided that there is reasonable assurance that the credits will be realized (see Note 3 and Note 19).

Foreign Currency Translation
Foreign Currency Translation
Monetary assets and liabilities denominated in currencies other than the functional currency are translated at exchange rates in effect at the balance sheet date. Resulting unrealized and realized gains and losses are included in the combined statements of operations.
Foreign company assets and liabilities in foreign currencies are translated into U.S. dollars at the exchange rate in effect at the balance sheet date. Foreign company revenue and expense items are translated at the average rate of exchange for the fiscal year. Gains or losses arising on the translation of the accounts of foreign companies are included in accumulated other comprehensive income or loss, a separate component of equity.

Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
Derivative financial instruments are used by the Company in the management of its foreign currency and interest rate exposures. The Company’s policy is not to use derivative financial instruments for trading or speculative purposes.
The Company uses derivative financial instruments to hedge its exposures to foreign currency exchange rate and interest rate risks. All derivative financial instruments are recorded at fair value in the combined balance sheets (see Note 10). The effective changes in fair values of derivatives designated as cash flow hedges are recorded in accumulated other comprehensive income or loss and included in unrealized gains (losses) on cash flow hedges until the underlying hedged item is recognized in earnings. The effective changes in the fair values of derivatives designated as cash flow hedges are reclassified from accumulated other comprehensive income or loss to net income or net loss when the underlying hedged item is recognized in earnings. If the derivative is not designated as a hedge, changes in the fair value of the derivative are recognized in earnings. See Note 18 for further discussion of the Company’s derivative financial instruments.

Parent Net Investment
Parent Net Investment
Parent net investment represents Lionsgate’s historical investment in the Company, the accumulated net earnings (losses) after taxes and the net effect of settled transactions with and allocations from Lionsgate. All transactions reflected in parent net investment by Lionsgate have been considered as financing activities for purposes of the combined statements of cash flows. To conform to the retroactive application of the reverse recapitalization as described above, transactions historically presented as parent net investment have been recast to accumulated deficit in the combined balance sheets and the combined statements of equity.

Share-Based Compensation
Share-Based Compensation
Certain Company employees participate in the share-based compensation plans sponsored by Lionsgate. Lionsgate share-based compensation awards granted to employees of the Company consist of stock options, restricted share units and share appreciation rights. As such, the awards to Company employees are reflected in accumulated deficit (as recast from parent net investment in connection with the reverse recapitalization, see
Recapitalization
above) within the combined statements of equity (deficit) at the time they are expensed. The combined statements of operations also include an allocation of Lionsgate corporate and shared employee share-based compensation expenses.
The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of the award. The fair value is recognized in earnings over the period during which an employee is required to provide service. See Note 13 for further discussion of the Company’s share-based compensation.

Transfers of Financial Assets
Transfers of Financial Assets
The Company enters into arrangements to sell certain financial assets (i.e., monetize its trade accounts receivables). For a transfer of financial assets to be considered a sale, the asset must be legally isolated from the Company and the purchaser must have control of the asset. Determining whether all the requirements have been met includes an evaluation of legal considerations, the extent of the Company’s continuing involvement with the assets transferred and any other relevant considerations. When the true sales criteria are met, the Company derecognizes the carrying value of the financial asset transferred and recognizes a net gain or loss on the sale. The proceeds from these arrangements with third party purchasers are reflected as cash provided by operating activities in the combined statements of cash flows. If the sales criteria are not met, the transfer is considered a secured borrowing and the financial asset remains on the combined balance sheets with proceeds from the sale recognized as debt and recorded as cash flows from financing activities in the combined statements of cash flows. See Note 19 for discussion of the Company’s accounts receivable monetization.

Net Income (Loss) Per Share
Net Income (Loss) Per Share
Basic net income (loss) per share is calculated based on the weighted average common shares outstanding for the period. Basic and diluted net income (loss) per share for the years ended March 31, 2024, 2023 and 2022 is presented below:

	Year Ending March 31,
	2024	2023	2022
	(Amounts in millions, except per share amounts)
Basic and Diluted Net Income (Loss) per Common Share:
Numerator:
Net income (loss) attributable to Parent	$(93.5)	$(0.3)	$11.1
Accretion of redeemable noncontrolling interest	(11.9)	—	—

Net income (loss) attributable to Parent after accretion of redeemable noncontrolling interest	$(105.4)	$(0.3)	$11.1

Denominator:
Weighted average common shares outstanding	253.4	253.4	253.4

Basic and diluted net loss per common share	$(0.42)	$(0.00)	$0.04

Basic net income (loss) per share and diluted net income (loss) per share was calculated based on the
253.4 million shares issued to Lionsgate at the closing of the Business Combination.
For the years ended March 31, 2024, 2023 and 2022, there were no outstanding common shares issuable.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Segment Reporting:
In November 2023, the Financial Accounting Standards Board (“FASB”) issued guidance which expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. This guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and therefore will be effective beginning with the Company’s financial statements issued for the fiscal year ending March 31, 2025 and subsequent interim periods, with early adoption permitted. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements and disclosures.
Income Taxes:
In December 2023, the FASB issued guidance which expands income tax disclosures by requiring public business entities, on an annual basis, to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. Additionally, this guidance requires all entities disaggregate disclosures by jurisdiction on the amount of income taxes paid (net of refunds received), income or loss from continuing operations before income tax expense (or benefit) and income tax expense (or benefit) from continuing operations. This guidance is effective for fiscal years beginning after December 15, 2024, and therefore will be effective beginning with the Company’s financial statements issued for the fiscal year ending March 31, 2026, with early adoption permitted. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements and disclosures.
Income Statement:
In November 2024, the FASB issued guidance requiring public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. This guidance is effective for fiscal years beginning after December 15, 2026, and therefore will be effective beginning with the Company’s financial statements issued for the fiscal year ending March 31, 2028 and interim reporting periods beginning in fiscal 2029, with early adoption permitted. The disclosures required under the guidance can be applied either prospectively to financial statements issued for reporting periods after the effective date or retrospectively to any or all periods presented in the financial statements. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements and disclosures.

Recent Accounting Pronouncements
Segment Reporting:
In November 2023, the Financial Accounting Standards Board (“FASB”) issued guidance which expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. This guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and therefore will be effective beginning with the Company’s financial statements issued for the fiscal year ending March 31, 2025 and subsequent interim periods, with early adoption permitted. The Company is currently evaluating the impact of adopting this guidance on its combined financial statements and disclosures.
Income Taxes:
In December 2023, the FASB issued guidance which expands income tax disclosures by requiring public business entities, on an annual basis, to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. Additionally, this guidance requires all entities disaggregate disclosures on the amount of income taxes paid (net of refunds received), income or loss from continuing operations before income tax expense (or benefit) and income tax expense (or benefit) from continuing operations. This guidance is effective for fiscal years beginning after December 15, 2024, and therefore will be effective beginning with the Company’s financial statements issued for the fiscal year ending March 31, 2026, with early adoption permitted. The Company is currently evaluating the impact of adopting this guidance on its combined financial statements and disclosures.

Investments
Investments
Investments include investments accounted for under the equity method of accounting, and equity investments with and without readily determinable fair value.
Equity Method Investments:
The Company uses the equity method of accounting for investments in companies in which it has a minority equity interest and the ability to exert significant influence over operating decisions of the companies. Significant influence is generally presumed to exist when the Company owns between 20% and 50% of the voting interests in the investee, holds substantial management rights or holds an interest of less than 20% in an investee that is a limited liability partnership or limited liability corporation that is treated as a flow-through entity.
Under the equity method of accounting, the Company’s share of the investee’s earnings (losses) are included in the “equity interests income (loss)” line item in the combined statements of operations. The Company records its share of the net income or loss of most equity method investments on a one quarter lag and, accordingly, during the years ended March 31, 2024, 2023 and 2022, the Company recorded its share of the income or loss generated by these entities for the years ended December 31, 2023, 2022 and 2021, respectively.
Dividends and other distributions from equity method investees are recorded as a reduction of the Company’s investment. Distributions received up to the Company’s interest in the investee’s retained earnings are considered returns on investments and are classified within cash flows from operating activities in the combined statements of cash flows. Distributions from equity method investments in excess of the Company’s interest in the investee’s retained earnings are considered returns of investments and are classified within cash flows provided by investing activities in the combined statements of cash flows.
Other Equity Investments:
Investments in nonconsolidated affiliates in which the Company owns less than 20% of the voting common stock, or does not exercise significant influence over operating and financial policies, are recorded at fair value using quoted market prices if the investment has a readily determinable fair value. If an equity investment’s fair value is not readily determinable, the Company will recognize it at cost less any impairment, adjusted for observable price changes in orderly transactions in the investees’ securities that are identical or similar to the Company’s investments in the investee. The unrealized gains and losses and the adjustments related to the observable price changes are recognized in net
income (loss).
Impairments of Investments:
The
Company regularly reviews its investments for impairment, including when the carrying value of an investment exceeds its market value. If the Company determines that an investment has sustained an other-than-temporary decline in its value, the investment is written down to its fair value by a charge to earnings. Factors that are considered by the Company in determining whether an other-than-temporary decline in value has occurred include (i) the market value of the security in relation to its cost basis, (ii) the financial condition of the investee, and (iii) the Company’s intent and ability to retain the investment for a sufficient period of time to allow for recovery in the market value of the investment.
For investments accounted for using the equity method of accounting or equity investments without a readily determinable fair value, the Company evaluates information available (e.g., budgets, business plans, financial statements, etc.) in addition to quoted market prices, if any, in determining whether an other-than-temporary decline in value exists. Factors indicative of an other-than-temporary decline include recurring operating losses, credit defaults and subsequent rounds of financing at an amount below the cost basis of the Company’s investment.

Separation and Business Combination
Separation and Business Combination
On May 13, 2024, Lionsgate consummated the transactions contemplated by that certain business combination agreement (the “Business Combination Agreement”), with Screaming Eagle Acquisition Corp., a Cayman Islands exempted company (“SEAC”), SEAC II Corp., a Cayman Islands exempted company and a wholly-owned subsidiary of SEAC (“New SEAC”), LG Sirius Holdings ULC, a British Columbia unlimited liability company and a wholly-owned subsidiary of Lionsgate (“Studio HoldCo”), LG Orion Holdings ULC, a British Columbia unlimited liability company and wholly-owned subsidiary of Lionsgate (“StudioCo”), and other affiliates of SEAC. Pursuant to the terms and conditions of the Business Combination Agreement, the Studio Business was combined with SEAC through a series of transactions, including an amalgamation of StudioCo and New SEAC under a Canadian plan of arrangement (the “Business Combination”). In connection with the closing of the Business Combination, New SEAC changed its name to “Lionsgate Studios Corp.” and continues the existing business operations of the Studio Business of Lionsgate. The Company became a separate publicly traded company and its common shares, without par value (“LG Studios Common Shares”), commenced trading on Nasdaq under the symbol “LION” on May 14, 2024.
In connection with and prior to the Business Combination, Lionsgate and StudioCo entered into a separation agreement pursuant to which the assets and liabilities of the Studio Business were transferred to StudioCo such that StudioCo held, directly or indirectly, all of the assets and liabilities of the Studio Business (the “Separation”).
The Business Combination was accounted for as a reverse recapitalization in accordance with United States (“U.S.”) generally accepted accounting principles (“GAAP”). Under this method of accounting, SEAC is treated as the acquired company and the Studio Business is treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of Lionsgate Studios will represent a continuation of the financial statements of the Studio Business, with the Business Combination treated as the equivalent of the Studio Business issuing LG Studios Common Shares for the historical net assets of SEAC, substantially consisting of cash held in the trust account, accompanied by a recapitalization of the Studio Business equity. The historical net assets were stated at fair value, which approximated historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of the Studio Business.

The Studio Business has been determined to be the accounting acquirer in the Business Combination because Lionsgate continues to hold a controlling financial interest.
As a result of the Business Combination and additional private investments in public equities (“PIPE”) financing discussed in Note 2, former SEAC public shareholders and founders and new common equity financing investors own approximately 12.2% of LG Studios Common Shares. In addition to establishing the Studio Business as a standalone publicly-traded entity, the transaction resulted in approximately $330.0 million of gross proceeds to Lionsgate received as of September 30, 2024, including $254.3 million in PIPE financing. See Note 2 for additional information related to the Business Combination. Shortly after the closing of the Business Combination, approximately $299.0 million was used by the Company to pay down the Intercompany Note, see Note 7.

Starz Business of Lions Gate Entertainment Corp
Description of Business
Description of Business
Lions Gate Entertainment Corp. (“Lionsgate,” “LGEC,” or “Parent”) encompasses the world-class motion picture and television studio operations (collectively referred to as the “LG Studios Business”) and the STARZ-branded premium global subscription platforms (the “Starz Business”) to bring a unique and varied portfolio of entertainment to consumers around the world. These financial statements reflect the combination of the assets, liabilities, operations and cash flows of the Starz Business.
Pursuant to a plan of arrangement, the LG Studios Business and the Starz Business will be separated through a series of transactions (the “Transactions”) that will result in the pre-transaction
shareholders of Lionsgate owning shares in two separate public companies as follows: (i) the Starz Business will be held by current Lionsgate under a new name, Starz Entertainment Corp., which will continue to be owned by LGEC shareholders as of immediately before the Transactions and operated through the same wholly owned subsidiaries of current LGEC, and (ii) the LG Studios Business will be held by New Lionsgate, which will be owned by LGEC shareholders and LG Studios shareholders as of immediately before the Transactions.
These condensed combined financial statements of the Starz Business, have been prepared on a carve-out
basis and are derived from Lionsgate’s consolidated financial statements and accounting records. These condensed combined financial statements reflect the Starz Business’s combined historical financial position, results of operations and cash flows as they were historically managed in accordance with United States (“U.S.”) generally accepted accounting principles (“GAAP”). The condensed combined financial statements may not be indicative of the Starz Business’s future performance and do not necessarily reflect what the financial position, results of operations and cash flows would have been had the Starz Business operated as an independent, publicly traded company during the periods presented.
The continuing operations of the Starz Business consists of (i) Starz Networks, which includes the domestic distribution of STARZ-branded premium subscription video services through over-the-top
(“OTT”) streaming platforms and distributors, on a direct
to-consumer
basis through the Starz App and through U.S. and Canada multichannel video programming distributors (“MVPDs”), including cable operators, satellite television providers and telecommunications companies (in the aggregate the “Starz Platform”), and (ii) International, which represents primarily the OTT distribution of subscription video services outside the U.S. and Canada.
In fiscal 2023, the Starz Business began a plan to restructure its international LIONSGATE+ business, which included the OTT distribution of the Starz Business’s LIONSGATE+ branded premium subscription video services outside the U.S. and Canada. During the six months ended September 30, 2024 and fiscal year ended March 31, 2024, the Starz Business continued executing its restructuring plan, which included exiting all international territories except Canada and India, which was completed in May 2024. The historical results of operations of international territories shut down are presented as discontinued operations in combined financial statements for all periods presented. See Note 2 for further details.
Segments:
As of September 30, 2024, the Starz Business manages and
reports its operating results through one reportable segment,
Starz Networks,
which now includes its Canadian operations. The continuing operations outside the U.S. and Canada is reported as
International
.

Description of Business
Lions Gate Entertainment Corp. (“Lionsgate,” “LGEC,” or “Parent”) encompasses the world class motion picture and television studio operations (collectively referred to as the “LG Studios Business”) and the STARZ-branded premium global subscription platforms (the “Starz Business”) to bring a unique and varied portfolio of entertainment to consumers around the world. These financial statements reflect the combination of the assets, liabilities, operations and cash flows of the Starz Business.
Pursuant to a plan of arrangement, the LG Studios Business and the Starz Business will be separated through a series of transactions (the “Transactions”) that will result in the pre-transaction
shareholders of Lionsgate owning shares in two separate public companies as follows: (i) the Starz Business will be held by current Lionsgate under a new name, Starz Entertainment Corp., which will continue to be owned by LGEC shareholders as of immediately before the Transactions and operated through the same wholly owned subsidiaries of current LGEC, and (ii) the LG Studios Business will be held by New Lionsgate, which will be owned by LGEC shareholders and LG Studios shareholders as of immediately before the Transactions.
These combined financial statements of the Starz Business, have been prepared on a carve-out
basis and are derived from Lionsgate’s consolidated financial statements and accounting records. These combined financial statements reflect the Starz Business’s combined historical financial position, results of operations and cash flows as they were historically managed in accordance with United States (“U.S.”) generally accepted accounting principles (“GAAP”). The combined financial statements may not be indicative of the Starz Business’s future performance and do not necessarily reflect what the financial position, results of operations and cash flows would have been had the Starz Business operated as an independent, publicly traded company during the periods presented.
The continuing operations of the Starz Business consists of (i) Starz Networks, which includes: the domestic distribution of STARZ-branded premium subscription video services through over-the-top
(“OTT”) streaming platforms and distributors, on a direct
to-consumer
basis through the Starz App and through U.S. and Canada multichannel video programming distributors (“MVPDs”), including cable operators, satellite television providers, and telecommunications companies (in the aggregate the “Starz Platform”), and (ii) International, which represents primarily the OTT distribution of subscription video services outside the U.S. and Canada.
In fiscal 2023, the Starz Business began a plan to restructure its international LIONSGATE+ business, which included the OTT distribution of the Starz Business’s LIONSGATE+ branded premium subscription video services outside the U.S. and Canada. During the fiscal year ended March 31, 2024, the Starz Business continued executing its restructuring plan which included exiting all international territories except Canada and India, which was completed in May 2024. The historical results of operations of international territories shut down are presented as discontinued operations in these combined financial statements for all periods presented. See Note 2 for further details.
Segments:
As of March 31, 2024, the Starz Business manages and reports its operating results through one reportable segment,
Starz Networks,
which now includes its Canadian operations. The continuing operations outside the U.S. and Canada is reported as
International
.

Basis of Presentation
Basis of Presentation
The Starz Business has historically operated as part of Lionsgate and not as a standalone company. The Starz Business combined financial statements, representing the historical assets, liabilities, operations and cash flows of the Starz Business, have been derived from the separate historical accounting records maintained by Lionsgate, and are presented on a carve-out
basis as historically managed within Lionsgate through the use of a management approach in identifying the Starz Business’s operations. In using the management approach, considerations over how the business operates were utilized to identify historical operations that should be presented within the carve-out
financial statements.
All revenues and costs, as well as assets and liabilities directly associated with the business activity of the Starz Busin
e
ss are included in the accompanying condensed combined financial statements. Revenues and costs associated with the Starz Business are specifically identifiable in the accounting records maintained by Lionsgate and primarily represent the revenue and costs used for the determination of segment profit of the Media Networks segment of Lionsgate. In addition, these costs include an allocation of corporate general and administrative expense (inclusive of share-based compensation) which has been allocated to the Starz Business as further discussed below. The costs relating to the Starz Business are generally specifically identifiable as costs of the Starz Business in the accounting records of Lionsgate and are included in the accompanying condensed combined financial statements.
In May 2024, Lionsgate consummated a series of transactions, by which the LG Studios Business became a separate publicly traded company, Lionsgate Studios Corp. (“Lionsgate Studios”) (the “Studio Separation”).
Prior to the Studio Separation, Lionsgate utilized a centralized approach to cash management. Cash generated by the Starz Business is managed by Lionsgate’s centralized treasury function and cash was routinely transferred to the Starz Business or to the LG Studios Business to fund operating activities when needed. Cash and cash equivalents of the Starz Business are reflected in the combined balance sheets. Payables to and receivables from Lionsgate, primarily related to the Starz Business, are often settled through movement to the intercompany accounts between Lionsgate, the Starz Business and the LG Studios Business. Other than certain specific balances related to unsettled payables or receivables, the intercompany balances between the Starz Business and Lionsgate have been accounted for as parent net investment. See Note 15 for further details. In May 2024, the Starz Business entered into an intercompany revolver with Lionsgate Studios Corp. for which is expected to be used to settle intercompany transactions. See Note 15 for further details.
The issuer of Lionsgate’s
5.5%
senior notes due
April 15, 2029 (the “
5.5
% Senior Notes”) is Lionsgate Capital Holdings, LLC, a Starz entity. The
 5.5%
Senior Notes are generally used as a method of financing Lionsgate’s operations in totality and are not specifically identifiable to the LG Studios Business or the Starz Business. It is not practical to determine what the capital structure would have been historically for the Starz Business or the LG Studios Business, as standalone companies; however, the
5.5%
Senior Notes were issued by a subsidiary of Starz and are representative of the overall debt levels expected for the Starz Business following the completion of the Transactions. In May 2024, the Starz Business issued $
389.9 million aggregate principal amount of new
5.5%
exchange notes due 2029 (the “Exchange Notes”) in exchange for $
389.9 million of the existing 5.5% Senior Notes (the “Exchange Transaction”). As a result of the Exchange Transaction, the principal amount of the
5.5% Senior Notes outstanding was reduced to

$
325.1
million and total aggregate debt outstanding was $
715.0 million, see Note 5. Upon completion of the Transactions, the Exchange Notes will become obligations solely of the LG Studios Business and will be reflected in the LG Studios Business’s financial statements. The remaining
5.5
% Senior Notes will remain with the Starz Business upon completion of the Transactions. A portion of Lionsgate’s corporate debt, (the revolving credit facility, term loan A and term loan B,

together referred to as the “Senior Credit Facilities”) has been assumed by the LG Studios Business under an intercompany note and accordingly, the Senior Credit Facilities and related interest expense are not reflected in the Starz Business’s condensed combined financial statements. See Note 5 for further details.
Additional indebtedness directly related to the Starz Business, including programming notes, are reflected in the Starz Business condensed combined financial statements. See Note 6 for further details.
Lionsgate’s corporate general and administrative functions and costs, which will primarily be retained within the LG Studios Business, have historically provided oversight over both the Starz Business and the LG Studios Business. These functions and costs include, but are not limited to, salaries and wages for certain executives and other corporate officers related to executive oversight, investor relations costs, costs for the maintenance of corporate facilities, and other common administrative support functions, including corporate accounting, finance and financial reporting, audit and tax costs, corporate and other legal support functions, and certain information technology and human resources expense. Accordingly, these condensed combined financial statements of the Starz Business, include allocations of certain general and administrative expenses (inclusive of share-based compensation) from Lionsgate related to these corporate and shared service functions historically provided by Lionsgate. In connection with the Studio Separation, during the six months ended September 30, 2024, Lionsgate and Lionsgate Studios entered into a shared services and overhead sharing agreement (the “Shared Services Agreement”). The Shared Services Agreement facilitates the allocation to Lionsgate Studios of all corporate general and administrative expenses of Lionsgate, except for an amount of

$
10.0 million to be allocated annually to the Starz Business of Lionsgate.

The $10.0

million allocation of Lionsgate’s corporate general and administrative expenses to the Starz Business pursuant to the Shared Services Agreement is designed to reflect the portion of corporate expenses expended and reflective of the level of effort and costs incurred related to management oversight and services provided for the Starz Business post Studio Separation with consideration of the anticipated completion of the Transactions. Prior to the Studio Separation, these expenses have been allocated to the Starz Business on the basis of direct usage when identifiable, with the remainder allocated on a pro rata basis of consolidated Lionsgate revenue, payroll expense or other measures considered to be a reasonable reflection of the historical utilization levels of these services.
Lionsgate also pays certain expenses on behalf of the Starz Business such as certain rent expense, employee benefits, insurance and other administrative operating costs which are reflected in the accompanying condensed combined financial statements. The Starz Business also pays certain expenses on behalf of Lionsgate such as legal expenses, software development costs and severance. The settlement of reimbursable expenses between the Starz Business and the LG Studios Business have been accounted for as parent net investment. See Note 1
5
for further detail of parent net investment included in these condensed combined financial statements.
Management believes the assumptions underlying these condensed combined financial statements, including the assumptions regarding the allocation of historical general and administrative expenses from Lionsgate to the Starz Business are reasonable. However, the allocations may not include all of the actual expenses that would have been incurred by the Starz Business and may not reflect its combined results of operations, financial position and cash flows had it been a standalone company during the periods presented. It is not practicable to estimate actual costs that would have been incurred had the Starz Business been a standalone company and operated as an unaffiliated entity during the periods presented. Actual costs that might have been incurred had the Starz Business been a standalone company would depend on a number of factors, including the organizational structure, what corporate functions the Starz Business might have performed directly or outsourced, and strategic decisions the Starz Business might have made in areas such as executive management, legal and other professional services, and certain corporate overhead functions. See Note 1
5
for further detail of the allocations included in these condensed combined financial statements.

The unaudited condensed combined financial statements have been prepared in accordance with U.S. GAAP for interim financial information and accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of the Starz Business’s management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation have been reflected in these unaudited condensed combined financial statements. Operating results for the six months ended September 30, 2024 are not necessarily indicative of the results that may be expected for the fiscal year ending March 31, 2025. The balance sheet at March 31, 2024 has been derived from the audited combined financial statements at that date, but does not include all the information and footnotes required by U.S. GAAP for complete financial statements. The accompanying unaudited condensed combined financial statements should be read together with the combined financial statements and related notes included in the audited combined financial statements for the fiscal year ended March 31, 2024.

Basis of Presentation
The Starz Business has historically operated as part of Lionsgate and not as a standalone company. The Starz Business combined financial statements, representing the historical assets, liabilities, operations and cash flows of the Starz Business, have been derived from the separate historical accounting records maintained by Lionsgate, and are presented on a carve-out
basis as historically managed within Lionsgate through the use of a management approach in identifying the Starz Business’s operations. In using the management approach, considerations over how the business operates were utilized to identify historical operations that should be presented within the carve-out
financial statements.
All revenues and costs, as well as assets and liabilities directly associated with the business activity of the Starz Business are included in the accompanying combined financial statements. Revenues and costs associated with the Starz Business are specifically identifiable in the accounting records maintained by Lionsgate and primarily represent the revenue and costs used for the determination of segment profit of the Media Networks segment of Lionsgate. In addition, these costs include an allocation of corporate general and administrative expense (inclusive of share-based compensation) which has been allocated to the Starz Business as further discussed below. The costs relating to the Starz Business are generally specifically identifiable as costs of the Starz Business in the accounting records of Lionsgate and are included in the accompanying combined financial statements.
Lionsgate utilizes a centralized approach to cash management. Cash generated by the Starz Business is managed by Lionsgate’s centralized treasury function and cash is routinely transferred to the Starz Business or to the LG Studios Business to fund operating activities when needed. Cash and cash equivalents of the Starz Business are reflected in the combined balance sheets. Payables to and receivables from Lionsgate, primarily related to the Starz Business, are often settled through movement to the intercompany accounts between Lionsgate, the Starz Business and the LG Studios Business. Other than certain specific balances related to unsettled payables or receivables, the intercompany balances between the Starz Business and Lionsgate have been accounted for as parent net investment. See Note 17 for further details.
In May 2024, the Starz Business entered into an intercompany revolver with Lionsgate Studios Corp. which is expected to be used to settle intercompany transactions. See Note 18 for further details.
The issuer of Lionsgate’s 5.5% senior notes due April 15, 2029 (the “5.5% Senior Notes”) is Lionsgate Capital Holdings, LLC, a Starz entity. The 5.5% Senior Notes are generally used as a method of financing Lionsgate’s operations in totality and are not specifically identifiable to the LG Studios Business or the Starz Business. It is not practical to determine what the capital structure would have been historically for the Starz Business or the LG Studios Business as standalone companies; however, the 5.5% Senior Notes were issued by a subsidiary of Starz and are representative of the overall debt levels, expected for the Starz Business following the completion of the Transactions. In May 2024, the Starz Business issued $389.9 million aggregate principal amount of new 5.5% exchange notes due 2029 (the “Exchange Notes”) in exchange for $389.9 million of the existing 5.5% Senior Notes, see Note 18. Upon completion of the Transactions, the Exchange Notes will become obligations solely of the LG Studios Business and will be reflected in the LG Studios Business’s financial statements. The remaining 5.5% Senior Notes will remain with the Starz Business upon completion of the Transactions. A portion of Lionsgate’s corporate debt, (the revolving credit facility, term loan A and term loan B, together referred to as the “Senior Credit Facilities”) has been assumed by the LG Studios Business under an intercompany note and accordingly, the Senior Credit Facilities and related interest expense are not reflected in the Starz Business’s combined financial statements. See Note 6 for further details.
Additional indebtedness directly related to the Starz Business, including programming notes, are reflected in the Starz Business combined financial statements. See Note 7 for further details.

Lionsgate’s corporate general and administrative functions and costs, which will primarily be retained within the LG Studios Business, have historically provided oversight over both the Starz Business and the LG Studios Business. These functions and costs include, but are not limited to, salaries and wages for certain executives and other corporate officers related to executive oversight, investor relations costs, costs for the maintenance of corporate facilities, and other common administrative support functions, including corporate accounting, finance and financial reporting, audit and tax costs, corporate and other legal support functions, and certain information technology and human resources expense. Accordingly, these combined financial statements of the Starz Business, include allocations of certain general and administrative expenses (inclusive of share-based compensation) from Lionsgate related to these corporate and shared service functions historically provided by Lionsgate. These expenses have been allocated to the Starz Business on the basis of direct usage when identifiable, with the remainder allocated on a pro rata basis of consolidated Lionsgate revenue, payroll expense or other measures considered to be a reasonable reflection of the historical utilization levels of these services.
Lionsgate also pays certain expenses on behalf of the Starz Business such as certain rent expense, employee benefits, insurance and other administrative operating costs which are reflected in the accompanying combined financial statements. The Starz Business also pays certain expenses on behalf of Lionsgate such as legal expenses, software development costs and severance. The settlement of reimbursable expenses between the Starz Business and the LG Studios Business have been accounted for as parent net investment. See Note 17 for further detail of parent net investment included in these combined financial statements.
Management believes the assumptions underlying these combined financial statements, including the assumptions regarding the allocation of historical general and administrative expenses from Lionsgate to the Starz Business are reasonable. However, the allocations may not include all of the actual expenses that would have been incurred by the Starz Business and may not reflect its combined results of operations, financial position and cash flows had it been a standalone company during the periods presented. It is not practicable to estimate actual costs that would have been incurred had the Starz Business been a standalone company and operated as an unaffiliated entity during the periods presented. Actual costs that might have been incurred had the Starz Business been a standalone company would depend on a number of factors, including the organizational structure, what corporate functions the Starz Business might have performed directly or outsourced, and strategic decisions the Starz Business might have made in areas such as executive management, legal and other professional services, and certain corporate overhead functions. See Note 17 for further detail of the alloc atio
ns included in these combined financial statements.

Generally Accepted Accounting Principles	Generally Accepted Accounting Principles These condensed combined financial statements have been prepared in accordance with U.S. GAAP.	Generally Accepted Accounting Principles These combined financial statements have been prepared in accordance with U.S. GAAP.
Principles of Consolidation
Principles of Consolidation
The accompanying condensed combined financial statements of the Starz Business have been derived from the consolidated financial statements and accounting records of Lionsgate and reflect certain allocations from Lionsgate as further discussed above.
All significant intercompany balances and transactions within the Starz Business have been eliminated in these condensed combined financial statements. Unless otherwise indicated, amounts provided in these notes to the condensed combined financial statements pertain to continuing operations only (see Note 2 for information on discontinued operations).

Principles of Consolidation
The accompanying combined financial statements of the Starz Business have been derived from the consolidated financial statements and accounting records of Lionsgate and reflect certain allocations from Lionsgate as further discussed above.
All significant intercompany balances and transactions within the Starz Business have been eliminated in these combined financial statements. Unless otherwise indicated, amounts provided in these notes to the combined financial statements pertain to continuing operations only (see Note 2 for information on discontinued operations).

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. The most significant estimates made by management in the preparation of the condensed combined financial statements relate to estimates of future viewership used for the amortization of licensed program rights; fair value of equity-based compensation; the allocation of costs to the Starz Business for certain corporate and shared service functions in preparing the condensed combined financial statements on a carve-out
basis; income taxes including the assessment of valuation allowances for deferred tax assets; impairment assessments for licensed program rights, goodwill and intangible assets. Actual results could differ from such estimates.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions, that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. The most significant estimates made by management in the preparation of the combined financial statements relate to estimates of future viewership used for the amortization of licensed program rights; fair value of equity-based compensation; the allocation of costs to the Starz Business for certain corporate and shared service functions in preparing the combined financial statements on a carve-out
basis; income taxes including the assessment of valuation allowances for deferred tax assets; impairment assessments for licensed program rights, goodwill and intangible assets. Actual results could differ from such estimates.

Revenue Recognition
Revenue Recognition
The Starz Business generates revenue primarily from the distribution of branded premium subscription video services through OTT streaming platforms and distributors, on a direct-to-consumer
basis through the Starz App and through MVPDs, including cable operators, satellite television providers and telecommunications companies (which we refer to as “programming revenue”).
Revenues do not include taxes collected from customers on behalf of taxing authorities such as sales tax and value-added tax. The Starz Business is the principal in its relationships with subscribers through its Starz App and certain retail distributors of the Starz App as the Starz Business retains control over providing the service to the subscriber. The Starz Business is the principal within its relationship with its OTT streaming platforms and other distribution partners where the distributors provide the service to the subscribers.
Pursuant to the Starz Business’s distribution agreements, revenues are primarily generated from fees from subscribers who receive the Starz Business’s services or based on other factors (variable fee arrangements), or to a lesser extent, may be based on a monthly fixed fee or minimum guarantee, subject to nominal annual escalations.
The variable distribution fee arrangements represent sales or usage based royalties, which are recognized over the period of such sales or usage by the Starz Business’s distributor, which is the same period that the content is provided to the distributor. Estimates of revenue generated, but not yet reported to the Starz Business by its distribution partners, are made based on an estimated number of subscribers using historical trends and recent reporting. Other fixed fee or minimum guarantee programming revenue is recognized over the contract term based on the continuous delivery of the content to the distributor. Subscribers through the Starz App are billed in advance of the start of their monthly or annual membership and revenues are recognized ratably over each applicable membership period.

Deferred Revenue
Deferred Revenue.
Deferred revenue relates primarily to subscribers through the Starz App, who are billed in advance of the start of their monthly or annual membership. Revenues are recognized ratably over each applicable membership period, when the Starz Business satisfies the corresponding performance obligation.
See Note 10 for further information.

Accounts Receivable		Accounts Receivable. Payment terms are generally due within 30 days to 60 days after revenue is recognized.
Cash, Cash Equivalents and Restricted Cash		Cash and Cash Equivalents Cash and cash equivalents consist of cash deposits at financial institutions.
Property and Equipment, net
Property and Equipment, net
Property and equipment is carried at cost less accumulated depreciation. Depreciation is provided for on a straight line basis over the following useful lives:

Distribution equipment	3 — 7 years
Computer equipment and software	3 years
Furniture, fixtures and office equipment	5 — 7 years
Leasehold improvements	Remaining lease term or the useful life, whichever is shorter
Property and equipment assets are tested for impairment whenever events or changes in circumstances (triggering events) indicate that the carrying amount of the asset may not be recoverable. Where applicable, estimates of net future cash flows, on an undiscounted basis, are calculated based on future revenue estimates. If appropriate and where deemed necessary, a reduction in the carrying amount is recorded based on the difference between the carrying amount and the fair value based on discounted cash flows.

Leases
Leases
The Starz Business determines if an arrangement is a lease at its inception. The expected term of the lease used for computing the lease liability and right-of-use
(“ROU”) asset and determining the classification of the
lease as operating or financing may include options to extend or terminate the lease when it is reasonably certain that the Starz Business will exercise that option. The Starz Business also elected to not separate lease components from non-lease
components across all lease categories. Instead, each separate lease component and non-lease
component are accounted for as a single lease component.
Operating Leases.
Operating lease ROU assets, representing the Starz Business’s right to use the underlying asset for the lease term, are included in other assets -
non-current
in the Starz Business’s combined balance sheets. Operating lease liabilities, representing the present value of the Starz Business’s obligation to make payments over the lease term, are included in the other accrued liabilities and other liabilities -
non-current
in the Starz Business’s combined balance sheets. Lease expense for operating leases is recognized on a straight-line basis over the lease term.
The present value of the lease payments is calculated using a rate implicit in the lease, when readily determinable. However, as most of the Starz Business’s leases do not provide an implicit rate, the Starz Business uses its incremental borrowing rate to determine the present value of the lease payments for the majority of its leases.
Variable lease payments that are based on an index or rate are included in the measurement of ROU assets and lease liabilities at lease inception. All other variable lease payments are expensed as incurred and are not included in the measurement of ROU assets and lease liabilities.

Finite-Lived Intangible Assets
Finite-Lived Intangible Assets
At March 31, 2024, the carrying value of the Starz Business’s finite-lived intangible assets was approximately $966.1 million. The Starz Business’s finite-lived intangible assets primarily relate to customer relationships associated with U.S. MVPDs, including cable operators, satellite television providers and telecommunications companies (each a “Traditional Affiliate”), which amounted to $890.1 million at March 31, 2024. The amount of the Starz Business’s customer relationship asset related to these Traditional Affiliate relationships reflects the estimated fair value of these customer relationships determined in connection with Lionsgate’s acquisition of the Starz Business on December 8, 2016, net of amortization recorded since the date of the Starz Business acquisition. Beginning October 1, 2023, the Starz Business’s finite-lived intangible assets also include the trade names previously accounted for as indefinite-lived intangible assets as discussed below.
Identifiable intangible assets with finite lives are amortized to depreciation and amortization expense over their estimated useful lives, ranging from 10 to 16 years. The Starz Traditional Affiliate customer relationship intangible asset is amortized in the proportion that current period revenues bear to management’s estimate of future revenue over the remaining estimated useful life of the asset, which results in greater amortization in the earlier years of the estimated useful life of the asset than the latter years.
Amortizable intangible assets are tested for impairment whenever events or changes in circumstances (triggering events) indicate that the carrying amount of the asset may not be recoverable. If a triggering event has occurred, an impairment analysis is required. The impairment test first requires a comparison of undiscounted future cash flows expected to be generated over the remaining useful life of an asset to the carrying value of the asset. The impairment test is performed at the lowest level of cash flows associated with the asset. If the carrying value of the asset exceeds the undiscounted future cash flows, the asset would not be deemed to be recoverable. Impairment would then be measured as the excess of the asset’s carrying value over its fair value.
The Starz Business monitors its finite-lived intangible assets and changes in the underlying circumstances each reporting period for indicators of possible impairments or a change in the useful life or method of amortization of the finite-lived intangible assets. For fiscal 2024 and fiscal 2023, due to changes in the industry related to the migration from linear to OTT and direct-to-consumer
consumption, we performed an impairment analysis of the amortizable intangible assets. The impairment analysis requires a comparison of undiscounted future cash flows expected to be generated over the useful life of an asset to the carrying value of the asset. Based on the Starz Business’s impairment analysis, the estimated undiscounted cash flows exceeded the carrying amount of the assets and therefore no impairment charge was required.

Goodwill and Indefinite-Lived Intangible Assets
Goodwill and Indefinite-Lived Intangible Assets
Goodwill represents the excess acquisition cost over the fair value of net tangible and intangible assets acquired in business combination. At March 31, 2024, the carrying value of goodwill was nil, due to impairment charges recorded. The Starz Business also did not have any indefinite-lived intangibles assets at March 31, 2024, reflecting the reassessment of the estimated useful life of the Starz Business’s indefinite-lived intangible assets in the second quarter of fiscal 2024, as further discussed below. Through September 30, 2023, the Starz Business’s indefinite-lived intangible assets consist of trade names representing the estimated fair value of the Starz brand name determined in connection with Lionsgate’s acquisition of the Starz Business as of December 8, 2016 (see further discussion under
Indefinite-Lived Intangibles Other Than Goodwill Impairment Assessment
below). Goodwill was allocated to the Starz Business’s reporting units, which are its operating segments or one level below its operating segments (component level). Reporting units are determined by the discrete financial information available for the component and whether that information is regularly reviewed by segment management. Components are aggregated into a single reporting unit if they share similar economic characteristics. The Starz Business’s reporting units for purposes of goodwill impairment testing are Starz Networks and LIONSGATE +.
Goodwill and indefinite-lived intangible assets are not amortized, but are reviewed for impairment each fiscal year or between the annual tests if an event occurs or circumstances change that indicates it is more-likely-than-not
that the fair value of a reporting unit or indefinite-lived intangible asset is less than its carrying value. The Starz Business performs its annual impairment test as of January 1 in each fiscal year. A goodwill or indefinite-lived intangible asset impairment loss would be recognized for the amount that the carrying amount of a reporting unit, including goodwill or an indefinite-lived intangible asset, exceeds its fair value. An entity may perform a qualitative assessment of the likelihood of the existence of a goodwill or indefinite-lived intangible asset impairment. The qualitative assessment is an evaluation, based on all identified events and circumstances which impact the fair value of the reporting unit or indefinite-lived intangible asset, of whether or not it is more-likely-than-not
that the fair value is less than the carrying value of the reporting unit or indefinite-lived intangible asset. If the Starz Business believes that as a result of its qualitative assessment it is more likely than not that the fair value of a reporting unit or indefinite-lived intangible asset is greater than its carrying amount, a quantitative impairment test is not required but may be performed at the option of the Starz Business.
A quantitative assessment requires determining the fair value of the Starz Business’s reporting units or indefinite-lived intangible assets. The determination of the fair value of each reporting unit or indefinite-lived intangible asset utilizes discounted cash flows (“DCF”) analyses and market-based valuation methodologies, which represent Level 3 fair value measurements. Fair value determinations require considerable judgment and requires assumptions and estimates of many factors, including revenue and market growth, operating margins and cash flows, market multiples and discount rates, and are sensitive to changes in these underlying assumptions and factors.
Goodwill Impairment Assessment:
For the Starz Business’s annual goodwill impairment test for fiscal 2022, due to overall macroeconomic conditions, including the uncertainty of the longer-term economic impacts of the
COVID-19
global pandemic,
and the competitive environment for subscribers and its impact on subscriber growth rates, and the businesses, the Starz Business performed a quantitative impairment assessment for all of its reporting units as of January 1, 2022. Based on the Starz Business’s annual quantitative impairment assessment for fiscal 2022, no reporting units were impaired, but the Starz Business determined that both of its reporting units were at risk for impairment due to relatively small changes in certain key assumptions that could cause an impairment of goodwill.
In fiscal 2023, during the second quarter ended September 30, 2022, due to continued adverse macro and microeconomic conditions, including the competitive environment, continued inflationary trends and recessionary economies worldwide and its impact on the Starz Business’s growth in subscribers worldwide, the Starz Business began implementing a plan to restructure its LIONSGATE+ business. This restructuring included exiting the business in seven international territories (France, Germany, Italy, Spain, Benelux, the Nordics and Japan). The Starz Business’s domestic operations have also been impacted by these market conditions and the Starz Business revised its subscriber growth and forecasted cash flow assumptions and implemented certain cost-saving measures. Additionally, companies in the media and entertainment industry, and particularly those with significant streaming platforms, had experienced a decline in market valuations. Accordingly, for the second quarter ended September 30, 2022, the Starz Business updated its quantitative impairment assessment for all of its reporting units based on the most recent data and expected growth trends. The DCF analysis components of the fair value estimates were determined primarily by discounting estimated future cash flows, which included weighted average perpetual nominal growth rates ranging from 2.0% to 3.0%, at a weighted average cost of capital (discount rate) ranging from 10.0% to 14.0%, which considered the risk of achieving the projected cash flows, including the risk applicable to the reporting unit, industry and market as a whole.
Based on its quantitative impairment assessment, the Starz Business determined that the fair value of its reporting units were less than the respective carrying values for its reporting units. The analysis resulted in a goodwill impairment charge of $1,475 million

in fiscal 2023, of which $
1,261.7
 million related to the Starz Networks reporting unit, which is presented as goodwill and intangible asset impairment in the combined statement of operations (see Note 5 to the combined financial statements) and $
213.3
 million related to the LIONSGATE+ reporting unit, which is presented within discontinued operations in the combined statement of operations (see Note 2 to the combined financial statements). The impairment charges reduced the carrying value of the LIONSGATE + reporting unit goodwill to $
0
and the Starz Networks reporting unit to its respective fair value, therefore at September 30, 2022 the fair value and carrying value of the Starz Network reporting unit were equal and thus it continued to be considered “at risk” of impairment.
For the Starz Business’s annual goodwill impairment test for fiscal 2023, the Starz Business performed a qualitative goodwill impairment assessment for its Starz Network reporting unit. The Starz Business’s qualitative assessment considered the performance of the Starz Business’s reporting units from September 30, 2022, and updated forecasts of performance and cash flows, as well as the continuing micro and macroeconomic environment, and industry considerations, and determined that since the quantitative assessment performed in the quarter ended September 30, 2022, there were no events or circumstances that rise to a level that would more-likely-than-not
reduce the fair value of this reporting unit below its carrying values; therefore, a quantitative goodwill impairment analysis was not required.
In the second quarter of fiscal 2024, due to the continuing difficult macro and microeconomic conditions, industry trends, and their impact on the performance and projected cash flows of the Starz Networks reporting unit, including its growth in subscribers and revenue, and the expanded restructuring activities discussed in Note 2 and Note 13 to the combined financial statements, along with recent market valuation multiples, the Starz Business updated its quantitative impairment assessment for its Starz Networks reporting unit goodwill based on the most recent data and expected growth trends. In performing its quantitative impairment assessment, the fair value of the Starz Business’s reporting unit was estimated by using a combination of discounted cash flow (“DCF”) analyses and market-based valuation methodologies. The DCF analysis components were determined primarily by discounting estimated future cash flows, which included a weighted average perpetual nominal growth rate of 1.5%, at a weighted average cost of capital (discount rate) of 10.5%, which considered the risk of achieving the projected cash flows, including the risk applicable to the reporting unit, industry and market as a whole.
Based on our quantitative impairment assessment, we determined that the fair value of the Starz Business’s Starz Networks reporting unit which was previously disclosed as a reporting unit “at risk” of impairment, was less than its carrying value (after the impairment write-down of its indefinite-lived intangible assets discussed below). The analysis resulted in a goodwill impairment charge of $494.0 million in fiscal 2024, representing all of the remaining Starz Networks reporting unit goodwill, which is recorded in goodwill and intangible asset impairment in the combined statement of operations.
Indefinite-Lived Intangibles Other Than Goodwill Impairment Assessment:
Through September 30, 2023, the Starz Business’s indefinite-lived intangible assets consisted of trade names representing the estimated fair value of the Starz brand name determined in connection with the acquisition of the Starz Business as of December 8, 2016, amounting to $250.0 million related to the Starz Networks reporting unit before the impairment charge recorded in the second quarter of fiscal 2024 discussed below.
For fiscal 2023, based on a quantitative impairment assessment during the second quarter ended September 30, 2022 and based on a qualitative impairment assessment during the fourth quarter ended March 31, 2023, the Starz Business concluded that it was more-likely-than-not
that the fair value of its trade names was more than its carrying amount, and therefore its trade names were not considered at risk of impairment at such time.
During the second quarter of fiscal 2024, due to the events and their impact discussed above, the Starz Business performed a quantitative impairment assessment of its indefinite-lived trade names. The fair value of the Starz Business’s indefinite-lived trade names was estimated based on the present value of the hypothetical cost savings that could be realized by the owner of the trade names as a result of not having to pay a stream of royalty payments to another party. These cost savings were calculated based on a DCF analysis of the hypothetical royalty payment that a licensee would be required to pay in exchange for use of the trade names, reduced by the tax effect realized by the licensee on the royalty payments. Based on the quantitative impairment assessment of our trade names, we recorded an impairment charge of $170.0 million in the second quarter of fiscal 2024, which was presented in goodwill and intangible asset impairment on the combined statement of operations.
After the Starz Business performed its quantitative impairment assessment, during the second quarter of fiscal 2024, the Starz Business then reassessed the estimated useful life of the trade names with a remaining carrying value of $80.0 million, net of the impairment charge discussed above. The Starz Business concluded that based upon the most recent factors, including current macro and microeconomic conditions, market competition and historical Starz Business and industry trends, the trade names now have a finite estimated remaining useful life of 10 years. Accordingly, beginning October 1, 2023, the trade names are being accounted for as finite-lived intangible assets and amortized over their estimated remaining useful life. This resulted in an increase to amortization expense of $4.0 million for the fiscal year ended March 31, 2024 with a corresponding reduction of income before income taxes and a reduction to net loss from continuing operations and net loss of $3.0 million, reflecting the tax benefit associated with the book amortization of $1.0 million.

As of March 31, 2024, the Starz Business did not have any indefinite-lived intangible assets.

Advertising and Marketing Expenses
Advertising and Marketing Expenses
The costs of advertising and marketing expenses are expensed as incurred. Certain of the Starz Business’s affiliation agreements require it to provide marketing support to the distributor based upon certain criteria as stipulated in the agreements. Marketing support includes cooperative advertising and marketing efforts between the Starz Business and its distributors such as cross channel, direct mail and point of sale incentives. Marketing support is recorded as an expense and not a reduction of revenue when the Starz Business has received a direct benefit and the fair value of such benefit is determinable.
Advertising expenses for the year ended March 31, 2024 were $322.9 million (2023 — $339.0 million
,
2022 — $370.9 million) which were recorded as distribution and marketing expenses in the accompanying combined statements of operations.

Income Taxes
Income Taxes
The Starz Business’s results have historically been included in the consolidated U.S. federal income tax return and U.S. state income tax filings of Lionsgate. The Starz Business has computed its provision for income taxes on a separate return basis in these combined financial statements. The separate return method applies the accounting guidance for income taxes to the stand-alone financial statements as if the Starz Business was a separate taxpayer and a stand-alone enterprise for the periods presented. The calculation of income taxes for the Starz Business on a separate return basis requires significant judgment and use of both estimates and allocations. However, as discussed above in Note 1, the combined historical results of the Starz Business are presented on a managed basis rather than a legal entity basis, with certain deductions and other items that are included in the consolidated financial statements of Lionsgate, but not included in the combined financial statements of the Starz Business. Accordingly, the income tax provision and deferred taxes, including tax attributes are expected to differ following the completion of the Transactions.
Income taxes are accounted for using an asset and liability approach for financial accounting and reporting for income taxes and recognition and measurement of deferred assets are based upon the likelihood of realization of tax benefits in future years. Under this method, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax return purposes. Valuation allowances are established when management determines that it is more likely than not that some portion or all of the net deferred tax asset, on a jurisdiction by jurisdiction basis, will not be realized. The financial effect of changes in tax laws or rates is accounted for in the period of enactment.
From time to time, the Starz Business engages in transactions in which the tax consequences may be subject to uncertainty. Significant judgment is required in assessing and estimating the tax consequences of these transactions. In determining the Starz Business’s tax provision for financial reporting purposes, the Starz Business establishes a reserve for uncertain tax positions unless such positions are determined to be more likely than not of being sustained upon examination, based on their technical merits. The Starz Business’s policy is to recognize interest and/or penalties related to income tax matters in income tax expense.

Foreign Currency Translation
Foreign Currency Translation
Monetary assets and liabilities denominated in currencies other than the functional currency are translated at exchange rates in effect at the balance sheet date. Resulting unrealized and realized gains and losses are included in the combined statements of operations.

The functional currency of all entities in these combined financial statements is the U.S. dollar. Amounts included in accumulated other comprehensive income reflect the net gains arising on the translation of the accounts of foreign companies prior to their change to a U.S. dollar functional currency.

Parent Net Investment
Parent Net Investment
Parent net investment in the combined balance sheets is presented in lieu of shareholders’ equity and represents Lionsgate’s historical investment in the Starz Business the accumulated net earnings (losses) after taxes and the net effect of settled transactions with and allocations from Lionsgate. All cash transactions reflected in parent net investment by Lionsgate in the accompanying combined balance sheets have been considered as financing activities for purposes of the combined statements of cash flows.

Share-Based Compensation
Share-Based Compensation
Certain Starz Business employees participate in the share-based compensation plans sponsored by Lionsgate. Lionsgate share-based compensation awards granted to employees of the Starz Business consist of stock options, restricted share units and share appreciation rights. As such, the awards to the Starz Business employees are reflected in parent net investment within the combined statements of equity (deficit) at the time they are expensed. The combined statements of operations also include an allocation of Lionsgate corporate and shared employee share-based compensation expenses.
The Starz Business measures the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of the award. The fair value is recognized in earnings over the period during which an employee is required to provide service. See Note 11 for further discussion of the Starz Business’s share-based compensation.

Transfers of Financial Assets
Transfers of Financial Assets
The Starz Business enters into arrangements to sell certain financial assets (i.e., monetize its trade accounts receivables). For a transfer of financial assets to be considered a sale, the asset must be legally isolated from the Starz Business and the purchaser must have control of the asset. Determining whether all the requirements have been met includes an evaluation of legal considerations, the extent of the Starz Business’s continuing involvement with the assets transferred and any other relevant considerations. When the true sales criteria are met, the Starz Business derecognizes the carrying value of the financial asset transferred and recognizes a net gain or loss on the sale. The proceeds from these arrangements with third party purchasers are reflected as cash provided by operating activities in the combined statements of cash flows. If the sales criteria are not met, the transfer is considered a secured borrowing and the financial asset remains on the combined balance sheets with proceeds from the sale recognized as debt and recorded as cash flows from financing activities in the combined statements of cash flows. See Note 16 for discussion of the Starz Business’s accounts receivable monetization.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Segment Reporting:
In November 2023, the Financial Accounting Standards Board (“FASB”) issued guidance which expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. This guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and therefore will be effective beginning with the Starz Business’s financial statements issued for the fiscal year ending March 31, 2025 and subsequent interim periods, with early adoption permitted. The Starz Business is currently evaluating the impact of adopting this guidance on its combined financial statements and disclosures.
Income Taxes:
In December 2023, the FASB issued guidance which expands income tax disclosures by requiring public business entities, on an annual basis, to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. Additionally, this guidance requires all entities disaggregate disclosures by jurisdiction on the amount of income taxes paid (net of refunds received), income or loss from continuing operations before income tax expense (or benefit) and income tax expense (or benefit) from continuing operations. This guidance is effective for fiscal years beginning after December 15, 2024, and therefore will be effective beginning with the Starz Business’s financial statements issued for the fiscal year ending March 31, 2026, with early adoption permitted. The Starz Business is currently evaluating the impact of adopting this guidance on its combined financial statements and disclosures.
Income Statement:
In November 2024, the FASB issued guidance requiring public business entities to disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. This guidance is effective for fiscal years beginning after December 15, 2026, and therefore will be effective beginning with the Starz Business’s financial statements issued for the fiscal year ending March 31, 2028 and interim reporting periods beginning in fiscal 2029, with early adoption permitted. The disclosures required under the guidance can be applied either prospectively to financial statements issued for reporting periods after the effective date or retrospectively to any or all periods presented in the financial statements. The Starz Business is currently evaluating the impact of adopting this guidance on its combined financial statements and disclosures.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Segment Reporting:
In November 2023, the Financial Accounting Standards Board (“FASB”) issued guidance which expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. This guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and therefore will be effective beginning with the Starz Business’s financial statements issued for the fiscal year ending March 31, 2025 and subsequent interim periods, with early adoption permitted. The Starz Business is currently evaluating the impact of adopting this guidance on its combined financial statements and disclosures.
Income Taxes:
In December 2023, the FASB issued guidance which expands income tax disclosures by requiring public business entities, on an annual basis, to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. Additionally, this guidance requires all entities disaggregate disclosures by jurisdiction on the amount of income taxes paid (net of refunds received), income or loss from continuing operations before income tax expense (or benefit) and income tax expense (or benefit) from continuing operations. This guidance is effective for fiscal years beginning after December 15, 2024, and therefore will be effective beginning with the Starz Business’s financial statements issued for the fiscal year ending March 31, 2026 with early adoption permitted. The Starz Business is currently
evaluating the impact of adopting this guidance on its combined financial statements and disclosures.

Programming Content
Programming Content
Programming content represents content exploited on the Starz Platforms. Programming content is typically licensed content (which we refer to as “licensed program rights”), however, in some cases, programming content may be produced or acquired (which we refer to as “owned and produced films and television programs”). Licensed program rights include content licensed from third parties, including Lionsgate, for specified airing rights and windows over a contractual term. Program licenses typically have fixed terms and require payments during the production of the content by the licensor, at or near delivery of the content or over the term of the license. Payments for content and additions to content assets and the changes in related liabilities, are classified within operating activities on the combined statements of cash flows. Amortization of programming content which is discussed further below, is included in direct operating expense on the combined statement of operations.
Programming content is predominantly monetized as part of a film group and therefore is reviewed for impairment in aggregate at a film group level when an event or change in circumstances indicates a change in the expected usefulness of the content or that the fair value may be less than unamortized cost.
Development.
Films and television programs in development include costs of acquiring film rights to books, stage plays or original screenplays and costs to adapt such projects. Such costs are capitalized as part of the cost of programming content. Projects in development are written off at the earlier of the date they are determined not to be recoverable or when abandoned, or three years from the date of the initial investment unless the fair value of the project exceeds its carrying cost.
Recording Cost.
The cost of licensed content is capitalized when the cost is known or reasonably determinable, the license period for programs has commenced, the program materials have been accepted by the Starz Business in accordance with the license agreements, and the programs are available for the first showing. Licensed programming rights may include rights to more than one exploitation window under the Starz Business’s output and library agreements. For films with multiple windows, the license fee is allocated between the windows based upon the proportionate estimated fair value of each window which generally results in the majority of the cost allocated to the first window on newer releases.
Costs of acquiring and producing films and television programs are capitalized when incurred. For films and television programs produced by the Starz Business, capitalized costs include all direct production and financing costs, capitalized interest and production overhead.
Amortization.
The cost of licensed program rights for films and television programs (including original series) are generally amortized on a title-by-title
or
episode-by-episode
basis using an accelerated or straight-line method based on the expected and historical viewership patterns or the current and anticipated number of exhibitions over the license period or estimated life for owned or produced programs. The number of exhibitions is estimated based on the number of exhibitions allowed in the agreement (if specified) and the expected usage of the content. Residuals are expensed in line with the amortization of production costs.
The Starz Business reviews factors impacting the amortization of the content assets on an ongoing basis. The Starz Business’s estimates related to these factors requires considerable management judgement.

Film Groups and Impairment Assessment for Programming Content:
For the fiscal years ended March 31, 2024 and 2023, substantially all programming content is monetized as part of a film group.
A film group is evaluated for impairment when an event or change in circumstances indicates that the fair value of a film group is less than its unamortized cost. A film group represents the unit of account for impairment testing for a film or license agreement for program material when the film or license agreement is expected to be predominantly monetized with other films and/or license agreements instead of being predominantly monetized on its own. A film group is defined as the lowest level at which identifiable cash flows are largely independent of the cash flows of other films and/or license agreements. The Starz Business’s film groups are generally identified by territory (i.e., country) or groups of international territories, wherein content assets are shared across the various territories and therefore, the group of territories is the film group.
Whenever events or changes in circumstances indicate that the fair value of the film group may be less than its unamortized costs, the aggregate unamortized costs of the group are compared to the present value of the discounted cash flows of the group using the lowest level for which identifiable cash flows are independent of other produced and licensed content. If the unamortized costs of the film group exceed the present value of discounted cash flows, an impairment charge is recorded for the excess and allocated to individual titles based on the relative carrying value of each title in the group.
Valuation Assumptions.
The discounted cash flow analysis includes cash flows estimates of future revenue and costs as well as an appropriate discount rate, where applicable (a Level 3 fair value measurement, see Note 9). The discount rate utilized in the discounted cash flow analysis is based on the weighted average cost of capital of the Starz Business plus a risk premium representing the risk associated with a particular film group. Estimates of future revenue involve measurement uncertainty and it is therefore possible that reductions in the carrying value of an investment in a film group may be required as a consequence of changes in management’s future revenue estimates.